Superannuation commitments	12 Months Ended
Sep. 30, 2018
Superannuation commitments
Superannuation commitments

Note 38. Superannuation commitments

Accounting policy

The Group recognises an asset or a liability for its defined benefit schemes, being the net of the defined benefit obligations and the fair value of the schemes’ assets. The defined benefit obligation is calculated as the present value of the estimated future cash flows, discounted using high-quality long dated corporate bond rates.

The superannuation expense is recognised in operating expenses and remeasurements are recognised through other comprehensive income.

Critical accounting assumptions and estimates

The actuarial valuation of plan obligations is dependent upon a series of assumptions, principally price inflation, salary growth, mortality, morbidity, discount rate and investment returns. Different assumptions could significantly alter the valuation of the plan assets and obligations and the superannuation cost recognised in the income statement.

Westpac had the following defined benefit plans at 30 September 2018:

Name of Plan	Type	Form of Benefit	Date of Last Actuarial Assessment of the Funding Status
Westpac Group Plan (WGP)1	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2015
Westpac New Zealand Superannuation Scheme (WNZS)	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2017
Westpac Banking Corporation UK Staff Superannuation Scheme (UKSS)1	Defined benefit	Indexed pension and lump sum	5 April 2015
Westpac UK Medical Benefits Scheme	Defined benefit	Medical benefits	n/a

1The 2018 final actuarial assessment of the funding status for WGP and UKSS will be available in 2019.

The defined benefit sections of the schemes are closed to new members. The Group has no obligation beyond the annual contributions for the accumulation or defined contribution sections of the schemes.

The WGP is the Group’s principal defined benefit plan and is managed and administered in accordance with the terms of its trust deed and relevant legislation in Australia. Its defined benefit liabilities are based on salary and length of membership for active members and inflation in the case of pensioners.

The defined benefit schemes expose the Group to the following risks:

▪	discount rate – reductions in the discount rate would increase the present value of the future payments;

▪	inflation rate – increases in the inflation rate would increase the payments to pensioners;

▪	investment risk – lower investment returns would increase the contributions needed to offset the shortfall;

▪	mortality risk – members may live longer than expected extending the cash flows payable by the Group; and

▪	legislative risk – legislative changes could be made which increase the cost of providing defined benefits.

Investment risk is managed by setting benchmarks for the allocation of plan assets between asset classes. The long-term investment strategy will often adopt relatively high levels of equity investment in order to:

▪	secure attractive long term investment returns; and

▪	provide an opportunity for capital appreciation and dividend growth, which gives some protection against inflation.

Funding recommendations for the WGP, WNZS and the UKSS are made based on triennial actuarial valuations. These valuations resulted in a funding surplus of $324 million for the year ended 30 September 2018 (2017: $315 million). Current contribution rates are as follows:

▪	WGP – contributions are made to the WGP at the rate of 11.8% of members’ salaries;

▪	WNZS – contributions are made to the WNZS at the rate of 12% of members’ salaries; and

▪	UKSS – contributions are made to the UKSS at the rate of £1.05 million per year.

Contributions

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Employer contributions	30	33	30	33
Member contributions	12	13	11	12

Expected employer contributions for the year ended 30 September 2019 are $29 million.

Expense recognised

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Current service cost	37	42	43	37	41
Net interest cost on net benefit liability	1	8	7	-	7

Total defined benefit expense	38	50	50	37	48

Defined benefit balances recognised

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Benefit obligation at end of the year	2,314	2,284	2,239	2,209
Fair value of plan assets at end of the year	2,378	2,289	2,319	2,227

Net surplus/(deficit)	64	5	80	18

Defined benefit surplus (Note 27)	89	48	89	48
Defined benefit deficit (Note 29)	(25)	(43)	(9)	(30)

Net surplus/(deficit)	64	5	80	18

The average duration of the defined benefit obligation is 11 years (2017: 11 years).

Significant assumptions

	2018		2017
	Australian	Overseas	Australian	Overseas
Consolidated and Parent Entity	Funds	Funds	Funds	Funds
Discount rate	4.1%	2.6%-2.9%	4.2%	2.7%-3%
Salary increases	2.9%	3%-5%	3.0%	3%-5%
Inflation rate (pensioners receive inflationary increases)	1.9%	2%-3.5%	2.0%	2%-3.5%
Life expectancy of a 60-year-old male	31.0	27.9-28.4	30.8	27.7-28.9
Life expectancy of a 60-year-old female	33.9	29.4-29.6	33.7	29.2-30.3

Sensitivity to changes in significant assumptions

The table below shows the impact of changes in assumptions on the defined benefit obligation for the WGP. No reasonably possible changes in the assumptions of the Group’s other defined benefit plans would have a material impact on the defined benefit obligation.

	Increase in obligation
Change in assumption	2018	2017
0.5% decrease in discount rate	120	116
0.5% increase in annual salary increases	8	10
0.5% increase in inflation rate (pensioners receive inflationary increases)	111	106
1 year increase in life expectancy	38	29

Asset allocation

Consolidated and Parent Entity	2018		2017
	Australian	Overseas	Australian	Overseas
%	Funds	Funds	Funds	Funds
Cash	5%	2%	4%	2%
Equity instruments	45%	7%	44%	13%
Debt instruments	28%	80%	29%	65%
Property	10%	1%	10%	10%
Other Assets	12%	10%	13%	10%

Total	100%	100%	100%	100%

Equity and debt instruments are mainly quoted assets while property and other assets are mainly unquoted. Other assets include infrastructure funds and private equity funds.